ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 8 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities are as follows:

	December 31,
	2011	2010

Accrued payroll and related	$4,988	$4,566
Accrued vacation	3,596	3,365
Accrued VAT	2,251	2,093
Current portion of liability to United States
Department of Labor (see Note 10)	164	171
Other	3,438	2,896
Total accrued expenses and other current liabilities	$14,437	$13,091